TAXATION - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets
Tax loss carry forward	¥ 98,811	$ 13,917	¥ 73,038
Deferred revenue and customer advances	34,107	4,804	37,752
Lease liabilities	878	124	1,960
Others	3,083	434	3,023
Less: valuation allowance	(136,075)	(19,166)	(113,125)
Total deferred tax assets	804	113	2,648
Deferred tax liabilities
ROU assets	(804)	(113)	(2,648)
Total deferred tax liabilities	(804)	(113)	(2,648)
Net deferred tax assets, net	0	0	¥ 0
Operating Loss Carryforwards	¥ 403,791	$ 56,873